Operating Lease Agreements (Tables)	12 Months Ended
Dec. 31, 2013
Operating Lease Agreements [Abstract]
Schedule Of Future Minimum Rental Payments For Operating Leases

	Restaurants	Others	Total

2014...........................................	$148,558	$8,019	$156,577
2015...........................................	137,536	6,987	144,523
2016.........................................7	125,352	5,795	131,147
2017...........................................	114,213	5,325	119,538
2018...........................................	100,593	2,612	103,205
Thereafter...................................	497,740	4,454	502,194
Total minimum payments.....................	$1,123,992	$33,192	$1,157,184

Schedule Of Details Of Rent Expense

	2013	2012	2011
Company-operated restaurants (i) .....................	$153,538	$140,014	$129,135
Franchised restaurants (ii) ...........................	48,911	44,457	41,252
Total rent expense.......................................	$202,449	$184,471	$170,387

(i)	Included within the caption “Occupancy and other operating expenses” in the consolidated statements of income.
(ii)	Included within the caption “Franchised restaurants – occupancy expenses” in the consolidated statements of income.

Schedule Of Rent Expense

	2013	2012	2011
Minimum rentals .........................................	$126,329	$117,006	$121,533
Contingent rentals based on sales .....................	76,120	67,465	48,854
Total rent expense.......................................	$202,449	$184,471	$170,387